Schedule of Reconciliation of Exploration And Evaluation (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Exploration And Evaluation
Opening balance	$ 92,117,750	$ 81,070,075	$ 56,702,626
Additions	3,216,828	10,974,363	22,157,270
Revaluation due to foreign exchange	6,021,828	73,312	2,210,179
Closing balance	$ 101,356,406	$ 92,117,750	$ 81,070,075